SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of operating results and performance
	Year ended
	December 31,
	2025	2024

General and administrative
Employee and director compensation	$1,253	$1,173
Stock-based compensation	674	501
Professional fees	2,846	1,133
Other general and administrative (a)	1,208	1,308
Total general and administrative	$5,981	$4,115
	Year ended
	December 31,
	2025	2024

Research and development
Employee compensation	$1,278	$1,166
Stock-based compensation	467	317
Professional fees	3,666	5,169
Research and development tax credits	(704)	(1,349)
Other research and development (b)	716	690
Total research and development	$5,423	$5,993